UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23308

PPM Funds

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

PPM Funds

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2023 – June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

PPMFunds (Unaudited)

June 30, 2023

PPM Funds including: PPM Core Plus Fixed Income Fund (PKPIX) and PPM High Yield Core Fund (PKHIX)

PPMFunds

June 30, 2023 (Unaudited)

Important Disclosures and Glossary

Before investing, investors should carefully read the prospectus and/or summary prospectus and consider the investment objectives, risk, charges and expenses. For this and more complete information about the Funds, investors may obtain a prospectus or summary prospectus by calling 1-844-446-4PPM (1-844-446-4776), by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, or by visiting https://www.ppmamerica.com/ppmfunds.

Mutual funds are issued by PPM America, Inc. PPM Funds are distributed by Foreside Financial Services, LLC.

The discussion of the Funds’ investments and investment strategy (including current investment themes, the portfolio managers’ research and investment process, and portfolio characteristics) represents the Funds’ investments and the views of the portfolio managers and PPM America, Inc., the Funds’ investment adviser, at the time of this report, and are subject to change without notice.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance shown. All returns reflect the reinvestment of income dividends and capital gains. You cannot invest directly in an index.

Mutual fund investing involves risk. Please see the Notes to the Financial Statements of this semi-annual report, as well as the prospectus for more information on risks.

The Bloomberg US Aggregate Bond Index provides a broad measure of US investment grade, USD-denominated fixed rate bonds. It includes Treasuries, government-rated issues, corporate bonds, MBS, CMBS and ABS securities.

The ICE BofA US High Yield Constrained Index provides a measure of below investment grade bonds, is constructed based on the ICE BofA US High Yield Index and imposes a 2% issuer cap. The ICE BofA US High Yield Index provides a broad measure of below investment grade, USD-denominated fixed rate corporate debt. It includes corporate bonds with risk exposures to countries that are members of the FX-G10, Western Europe or territories of the US and Western Europe.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2023

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
CORPORATE BONDS AND NOTES 43.2%
Financials 13.5%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	115,000	102,805
3.00%, 10/29/28	151,000	130,966
Bank of America Corporation
3.56%, 04/23/27	172,000	163,160
1.73%, 07/22/27	36,000	32,123
4.27%, 07/23/29	233,000	220,859
3.19%, 07/23/30	23,000	20,286
2.59%, 04/29/31	70,000	58,826
Barclays PLC
3.56%, 09/23/35 (a)	65,000	50,858
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	65,000	45,273
Blackstone Holdings Finance Co. L.L.C.
2.00%, 01/30/32 (b)	49,000	36,539
Blackstone Private Credit Fund
3.25%, 03/15/27	38,000	32,831
Blackstone Secured Lending Fund
2.85%, 09/30/28	55,000	45,105
Citigroup Inc.
5.00%, (100, 09/12/24) (c)	53,000	49,363
3.98%, 03/20/30	24,000	22,206
4.41%, 03/31/31	100,000	94,077
6.17%, 05/25/34	92,000	92,640
CNO Global Funding
2.65%, 01/06/29 (b)	100,000	84,565
Credit Suisse AG
4.75%, 08/09/24	98,000	95,829
Credit Suisse Group AG
6.50%, 08/08/23 (b)	55,000	54,739
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (a)	84,000	63,377
F&G Global Funding
2.00%, 09/20/28 (b)	60,000	49,515
Ford Motor Credit Company LLC
5.13%, 06/16/25	55,000	53,415
6.95%, 06/10/26	140,000	140,716
4.13%, 08/17/27	13,000	11,855
3.82%, 11/02/27	105,000	94,052
7.35%, 11/04/27 - 03/06/30	110,000	112,551
6.80%, 05/12/28	167,000	167,379
7.20%, 06/10/30	16,000	16,164
FS KKR Capital Corp.
3.40%, 01/15/26	114,000	103,615
Icahn Enterprises L.P.
4.38%, 02/01/29	72,000	56,768
Intercontinental Exchange, Inc.
2.10%, 06/15/30	30,000	25,075
JPMorgan Chase & Co.
2.01%, 03/13/26	72,000	67,645
2.07%, 06/01/29	84,000	72,117
2.74%, 10/15/30	105,000	90,528
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (a) (c)	79,000	73,273
LSEGA Financing PLC
2.50%, 04/06/31 (b)	60,000	50,049
3.20%, 04/06/41 (b)	18,000	13,425
Markel Group Inc.
6.00%, (100, 06/01/25) (c)	85,000	82,204
Morgan Stanley
0.99%, 12/10/26	75,000	66,879
5.12%, 02/01/29	53,000	52,303
5.16%, 04/20/29	124,000	122,522
3.62%, 04/01/31	22,000	19,811
2.51%, 10/20/32	42,000	33,887
6.34%, 10/18/33	95,000	101,196
5.95%, 01/19/38	52,000	51,294
National Rural Utilities Cooperative Finance Corporation
5.80%, 01/15/33	19,000	19,893
National Securities Clearing Corporation
5.10%, 11/21/27 (b)	170,000	168,983
NatWest Markets PLC
1.60%, 09/29/26 (b)	172,000	150,837
New York Life Global Funding
4.85%, 01/09/28 (b)	87,000	86,351
1.20%, 08/07/30 (b)	94,000	72,753
4.55%, 01/28/33 (b)	58,000	55,844
Northwestern Mutual Global Funding
4.90%, 06/12/28 (b)	85,000	84,334
State Street Corporation
5.75%, 11/04/26	34,000	34,173
4.82%, 01/26/34	50,000	48,557
The Bank of New York Mellon Corporation
5.83%, 10/25/33	82,000	85,476
The Bank of Nova Scotia
5.25%, 12/06/24 (a)	70,000	69,659
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	30,000	28,347
2.60%, 02/07/30	151,000	129,051
2.62%, 04/22/32	29,000	23,773
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51	46,000	30,109
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	110,000	109,423
Transocean Poseidon Limited
6.88%, 02/01/27 (b)	31,687	31,473
Wells Fargo & Company
4.90%, 07/25/33	101,000	96,914
5.39%, 04/24/34	106,000	105,351
Westpac Banking Corporation
2.67%, 11/15/35 (a)	38,000	29,065
		4,685,031
Energy 6.5%
Antero Midstream Partners LP
5.38%, 06/15/29 (b)	8,000	7,429
BP Capital Markets America Inc.
4.81%, 02/13/33	109,000	107,509
4.89%, 09/11/33	105,000	103,952
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	85,000	78,061
3.25%, 01/31/32	10,000	8,250
5.95%, 06/30/33 (b)	61,000	61,206
Civitas Resources, Inc.
8.38%, 07/01/28 (b)	53,000	53,616
ConocoPhillips Company
5.30%, 05/15/53	86,000	87,414
Devon Energy Corporation
5.88%, 06/15/28	29,000	28,902
4.50%, 01/15/30	24,000	22,611
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	10,000	9,031
6.75%, (100, 05/15/25) (c) (d)	72,000	64,723
7.13%, (100, 05/15/30) (c)	64,000	54,429
5.55%, 02/15/28	151,000	150,740
5.75%, 02/15/33	74,000	74,561
5.80%, 06/15/38	35,000	33,326
5.00%, 05/15/50	30,000	25,349
Enlink Midstream, LLC
6.50%, 09/01/30 (b)	8,000	7,991
EQM Midstream Partners, LP
4.13%, 12/01/26	63,000	58,513
Marathon Oil Corporation
4.40%, 07/15/27	73,000	69,500
MPLX LP
5.00%, 03/01/33 (d)	63,000	60,451
5.65%, 03/01/53	25,000	23,376
ONEOK, Inc.
6.10%, 11/15/32	47,000	47,725
7.15%, 01/15/51	30,000	31,520
Ovintiv Canada ULC
5.65%, 05/15/28	80,000	78,517
Petroleos Mexicanos
10.00%, 02/07/33 (b)	32,000	29,297

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2023

	Shares/Par[1]	Value ($)
Pioneer Natural Resources Company
5.10%, 03/29/26	127,000	126,324
1.90%, 08/15/30	60,000	48,715
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	150,000	142,164
4.50%, 05/15/30	60,000	57,073
Schlumberger Investment S.A.
4.50%, 05/15/28	62,000	61,062
4.85%, 05/15/33	61,000	60,083
Southwestern Energy Company
4.75%, 02/01/32	71,000	62,726
Targa Resources Corp.
4.20%, 02/01/33	40,000	35,355
Targa Resources Partners LP
5.50%, 03/01/30	40,000	38,491
4.88%, 02/01/31	36,000	33,268
Transocean Inc
8.75%, 02/15/30 (b)	14,000	14,215
Var Energi ASA
8.00%, 11/15/32 (b)	130,000	138,041
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (b)	8,000	6,988
6.25%, 01/15/30 (b)	54,000	53,569
		2,256,073
Utilities 6.1%
AEP Transmission Company, LLC
5.40%, 03/15/53	26,000	26,743
American Electric Power Company, Inc.
5.70%, 08/15/25 (e)	170,000	168,841
Baltimore Gas and Electric Company
4.55%, 06/01/52	35,000	31,052
CenterPoint Energy Houston Electric, LLC
4.95%, 04/01/33	54,000	53,980
Commonwealth Edison Company
3.75%, 08/15/47	59,000	46,633
5.30%, 02/01/53	32,000	32,652
Duke Energy Florida, LLC
5.95%, 11/15/52	79,000	86,059
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (b)	41,000	32,761
Edison International
5.25%, 11/15/28	152,000	147,881
6.95%, 11/15/29	56,000	58,983
Eversource Energy
3.38%, 03/01/32	30,000	26,174
Florida Power & Light Company
4.80%, 05/15/33 (d)	87,000	86,445
NextEra Energy Capital Holdings, Inc.
5.05%, 02/28/33	120,000	118,368
Pacific Gas And Electric Company
3.30%, 12/01/27	36,000	31,704
3.25%, 06/01/31	38,000	30,926
5.90%, 06/15/32	94,000	90,522
6.40%, 06/15/33	30,000	29,828
4.50%, 07/01/40	131,000	101,813
6.75%, 01/15/53	60,000	59,294
6.70%, 04/01/53	56,000	55,081
PPL Electric Utilities Corporation
5.00%, 05/15/33	200,000	200,529
5.25%, 05/15/53	7,000	7,134
Public Service Electric And Gas Company
3.10%, 03/15/32	26,000	22,700
4.90%, 12/15/32	86,000	86,002
San Diego Gas & Electric Company
1.70%, 10/01/30	52,000	41,683
5.35%, 04/01/53	82,000	81,456
Sempra Energy
5.40%, 08/01/26	100,000	99,544
Southern California Edison Company
5.88%, 12/01/53	50,000	51,065
The AES Corporation
3.30%, 07/15/25 (b)	93,000	87,903
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	51,000	49,257
3.70%, 01/30/27 (b)	80,000	73,277
		2,116,290
Health Care 5.2%
AbbVie Inc.
3.20%, 11/21/29	10,000	9,037
4.50%, 05/14/35	35,000	33,172
Amgen Inc.
5.25%, 03/02/30	140,000	140,377
3.15%, 02/21/40	42,000	32,136
5.65%, 03/02/53	87,000	88,201
Ascension Health
2.53%, 11/15/29	18,000	15,474
Baylor Scott & White Holdings
2.84%, 11/15/50	34,000	22,936
Centene Corporation
3.00%, 10/15/30	118,000	98,605
2.50%, 03/01/31	135,000	107,545
CVS Health Corporation
5.25%, 01/30/31	85,000	84,676
5.30%, 06/01/33	120,000	119,791
5.88%, 06/01/53	80,000	82,185
Eli Lilly and Company
4.70%, 02/27/33 (d)	69,000	69,854
HCA Inc.
5.88%, 02/15/26	20,000	20,017
3.50%, 09/01/30	67,000	58,688
Indiana University Health, Inc.
2.85%, 11/01/51	31,000	20,765
Northwestern Memorial HealthCare
2.63%, 07/15/51	35,000	22,726
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/30	167,000	165,088
4.75%, 05/19/33	123,000	122,570
Piedmont Healthcare, Inc.
2.04%, 01/01/32	33,000	25,906
Royalty Pharma PLC
3.55%, 09/02/50	50,000	33,663
Teva Pharmaceutical Finance Netherlands III B.V.
8.13%, 09/15/31 (d)	55,000	57,523
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	11,000	7,791
UnitedHealth Group Incorporated
5.30%, 02/15/30	147,000	152,099
4.75%, 05/15/52	55,000	52,333
5.88%, 02/15/53	72,000	79,871
6.05%, 02/15/63	31,000	35,043
UPMC Health System
5.04%, 05/15/33	48,000	46,872
		1,804,944
Consumer Discretionary 3.0%
Amazon.com, Inc.
2.10%, 05/12/31	85,000	71,452
3.10%, 05/12/51	35,000	26,081
Carnival Corporation
4.00%, 08/01/28 (b)	31,000	27,462
Daimler Trucks Finance North America LLC
5.20%, 01/17/25 (b)	100,000	99,144
General Motors Financial Company, Inc.
5.80%, 06/23/28	115,000	114,594
5.85%, 04/06/30	51,000	50,504
Hyatt Hotels Corporation
5.38%, 04/23/25 (e) (f)	35,000	34,655
Hyundai Capital America
5.80%, 06/26/25 (b)	85,000	84,740
Kohl's Corporation
4.63%, 05/01/31 (e) (f)	31,000	21,452
LKQ Corporation
5.75%, 06/15/28 (b)	60,000	59,642
Lowe`s Companies, Inc.
3.00%, 10/15/50	26,000	17,034
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (f)	11,000	9,909
Macys Retail Holdings
5.88%, 03/15/30 (b) (d)	49,000	43,653

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2023

	Shares/Par[1]	Value ($)
6.13%, 03/15/32 (b) (d)	30,000	26,276
Marriott International, Inc.
4.90%, 04/15/29	58,000	56,410
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (b)	20,021	20,071
Prosus N.V.
4.19%, 01/19/32 (b)	33,000	27,789
Resorts World Las Vegas LLC
4.63%, 04/06/31 (b)	100,000	76,875
SkyMiles IP Ltd.
4.50%, 10/20/25 (b)	8,333	8,150
Warnermedia Holdings, Inc.
5.05%, 03/15/42	84,000	70,470
ZF North America Capital, Inc.
4.75%, 04/29/25 (b)	96,000	93,600
		1,039,963
Consumer Staples 2.6%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	140,000	136,317
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	101,000	104,899
B. A. T. Capital Corporation
4.39%, 08/15/37	35,000	27,924
3.73%, 09/25/40	35,000	24,962
JBS USA Food Company
5.50%, 01/15/30 (b)	30,000	28,754
5.75%, 04/01/33 (b)	42,000	39,555
6.50%, 12/01/52 (b)	30,000	28,376
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (b)	33,000	33,442
Marb Bondco PLC
3.95%, 01/29/31 (b)	70,000	50,058
Northwestern University
2.64%, 12/01/50	28,000	19,391
Pilgrim's Pride Corporation
3.50%, 03/01/32	130,000	103,523
6.25%, 07/01/33	55,000	53,505
The Trustees of Princeton University
4.20%, 03/01/52	58,000	53,802
Walmart Inc.
4.10%, 04/15/33	107,000	104,052
4.50%, 04/15/53	89,000	86,788
		895,348
Communication Services 2.5%
AT&T Inc.
5.40%, 02/15/34	104,000	104,259
Charter Communications Operating, LLC
5.38%, 04/01/38	35,000	29,721
5.75%, 04/01/48	13,000	11,080
6.83%, 10/23/55	31,000	29,373
Comcast Corporation
4.80%, 05/15/33	50,000	49,565
3.75%, 04/01/40	25,000	21,027
DIRECTV Financing, LLC
5.88%, 08/15/27 (b)	27,000	24,448
Meta Platforms, Inc.
4.45%, 08/15/52	60,000	52,250
5.60%, 05/15/53	39,000	40,047
The Walt Disney Company
4.63%, 03/23/40	60,000	57,490
T-Mobile USA, Inc.
2.63%, 04/15/26	166,000	153,929
5.05%, 07/15/33	163,000	159,963
Verizon Communications Inc.
4.02%, 12/03/29	15,000	14,037
3.15%, 03/22/30	54,000	48,034
1.75%, 01/20/31	37,000	29,197
2.55%, 03/21/31	54,000	45,164
		869,584
Industrials 2.3%
Air Canada
3.88%, 08/15/26 (b)	50,000	46,354
Aircastle Limited
5.25%, 08/11/25 (b)	78,000	75,256
Delta Air Lines, Inc.
7.00%, 05/01/25 (b)	94,000	95,892
General Electric Company
8.88%, (3 Month USD LIBOR + 3.33%), (100, 09/15/23) (c) (g)	133,000	133,213
Honeywell International Inc.
4.50%, 01/15/34	46,000	44,989
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26	47,116	40,451
Raytheon Technologies Corporation
5.15%, 02/27/33	43,000	43,634
Regal Rexnord Corporation
6.05%, 02/15/26 (b) (f)	53,000	53,101
6.40%, 04/15/33 (b) (f)	54,000	53,900
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (b)	36,000	30,053
The Boeing Company
5.15%, 05/01/30 (f)	110,000	108,975
XPO, Inc.
6.25%, 06/01/28 (b)	54,000	53,292
		779,110
Real Estate 0.9%
EPR Properties
4.95%, 04/15/28 (d)	40,000	35,771
3.60%, 11/15/31	41,000	32,013
Essential Properties, L.P.
2.95%, 07/15/31	58,000	43,525
GLP Financing, LLC
5.75%, 06/01/28	15,000	14,595
3.25%, 01/15/32	27,000	21,825
Sun Communities Operating Limited Partnership
2.70%, 07/15/31	37,000	29,265
VICI Properties Inc.
4.25%, 12/01/26 (b)	35,000	32,804
3.75%, 02/15/27 (b)	43,000	39,607
4.13%, 08/15/30 (b)	64,000	56,394
		305,799
Materials 0.4%
Celanese US Holdings LLC
6.33%, 07/15/29 (f)	85,000	84,589
Yara International ASA
7.38%, 11/14/32 (b)	57,000	61,922
		146,511
Information Technology 0.2%
Dell International L.L.C.
8.35%, 07/15/46 (f)	15,000	18,334
VMware, Inc.
2.20%, 08/15/31	56,000	44,039
		62,373
Total Corporate Bonds And Notes (cost $15,759,671)		14,961,026
GOVERNMENT AND AGENCY OBLIGATIONS 39.3%
Mortgage-Backed Securities 24.9%
Federal Home Loan Mortgage Corporation
2.00%, 04/01/36 - 03/01/52	1,083,792	899,594
3.50%, 08/01/37 - 09/01/52	456,231	426,994
4.00%, 10/01/37 - 09/01/52	280,481	267,585
3.00%, 11/01/46 - 01/01/52	174,111	154,333
4.50%, 11/01/48 - 08/01/52	175,086	168,459
2.50%, 05/01/50 - 12/01/51	564,268	480,887
5.00%, 09/01/52 - 01/01/53	133,161	130,569
5.50%, 04/01/53	116,743	116,199
Federal National Mortgage Association, Inc.
3.00%, 09/01/32 - 03/01/50	676,729	609,957
2.50%, 10/01/35 - 01/01/52	893,261	779,100
2.00%, 04/01/37 - 02/01/52	1,502,627	1,238,735
4.00%, 10/01/37 - 07/01/52	545,588	518,731
4.50%, 05/01/38 - 10/01/52	321,290	313,605
3.50%, 10/01/46 - 04/01/48	191,674	176,992
5.00%, 08/01/52 - 01/01/53	151,913	148,972
5.50%, 01/01/53 - 02/01/53	278,155	276,922
Government National Mortgage Association
3.00%, 10/20/46 - 02/20/52	453,786	408,328

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2023

	Shares/Par[1]	Value ($)
4.00%, 07/20/47 - 10/20/52	335,635	319,092
4.50%, 12/20/48 - 11/20/52	191,841	185,749
3.50%, 01/20/49 - 07/20/51	164,616	153,334
2.50%, 03/20/51 - 09/20/51	651,346	565,351
2.00%, 03/20/52	167,299	140,406
5.00%, 10/20/52	63,342	62,341
5.50%, 02/20/53	79,033	78,729
		8,620,964
U.S. Treasury Note 9.2%
Treasury, United States Department of
2.25%, 11/15/25	152,000	143,592
4.00%, 12/15/25	180,000	177,187
1.50%, 08/15/26 - 02/15/30	470,000	408,622
2.63%, 05/31/27	589,000	553,476
1.25%, 06/30/28	447,000	389,169
1.38%, 11/15/31	332,000	273,692
2.88%, 05/15/32	1,139,600	1,056,623
2.75%, 08/15/32	180,000	165,037
		3,167,398
U.S. Treasury Bond 3.7%
Treasury, United States Department of
3.75%, 08/15/41	334,000	322,519
2.00%, 11/15/41	28,000	20,493
3.13%, 11/15/41	219,000	192,857
2.50%, 02/15/45 - 02/15/46	525,000	404,932
3.00%, 02/15/48	306,000	257,901
1.63%, 11/15/50	56,000	34,773
2.88%, 05/15/52	70,000	58,013
		1,291,488
Sovereign 0.7%
Government of Saudi Arabia
5.00%, 01/18/53 (b)	110,000	102,086
Israel, State of
4.50%, 01/17/33	140,000	137,768
		239,854
U.S. Government Agency Obligations 0.5%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (d) (h)	229,000	183,963
Municipal 0.3%
Dallas/Fort Worth International Airport
2.84%, 11/01/46	55,000	40,420
The Dormitory Authority of the State of New York
3.19%, 02/15/43	70,000	54,925
		95,345
Total Government And Agency Obligations (cost $15,098,505)		13,599,012
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.9%
Air Canada
Series 2020-A-2, 5.25%, 04/01/29	11,658	11,338
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	51,458	49,464
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	97,580	87,644
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 7.60%, (1 Month Term SOFR + 2.45%), 08/15/39 (g)	28,564	28,421
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	130,590	125,546
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	160,000	155,970
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (g)	146,623	118,003
CNH Equipment Trust 2022-A
Series 2022-A2-A, 2.39%, 01/16/24	78,193	77,148
CNH Equipment Trust 2022-B
Series 2022-A2-B, 3.94%, 12/15/25	119,976	119,122
Dell Equipment Finance Trust 2022-1
Series 2022-A2-1, 2.11%, 11/22/23	23,252	23,125
Dell Equipment Finance Trust 2023-1
Series 2023-A2-1, 5.65%, 09/22/28	171,000	170,575
Dell Equipment Finance Trust 2023-2
Series 2023-A3-2, 5.65%, 02/23/26	100,000	100,064
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	155,712	149,563
DLLST 2022-1 LLC
Series 2022-A3-1A, 3.40%, 01/21/25	102,662	100,872
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	2,756	2,751
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	36,542	35,533
GM Financial Automobile Leasing Trust 2022-3
Series 2022-A2A-3, 4.01%, 01/22/24	81,908	81,564
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A3-2, 5.05%, 07/20/26	80,000	79,267
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	85,000	75,451
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	107,000	100,983
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	177,000	137,478
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	41,099	38,186
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	47,772	44,274
Honda Auto Receivables 2022-2 Owner Trust
Series 2022-A2-2, 3.81%, 03/18/24	98,434	97,719
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	171,000	170,458
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	150,000	128,382
Hyundai Auto Lease Securitization Trust 2021-B
Series 2021-A3-B, 0.33%, 06/17/24	80,366	80,051
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	53,000	47,126
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (g)	171,542	143,191
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	84,201	81,462
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	101,074	86,249
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.68%, (1 Month USD LIBOR + 0.48%), 10/16/23 (g)	109,864	106,227
Prestige Auto Receivables Trust 2021-1
Series 2021-A3-1A, 0.83%, 07/15/25	134,158	133,087
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.51%, 08/20/24	65,237	64,326
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (g)	78,630	63,589
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	163,000	162,783
Series 2023-A3-1A, 5.47%, 12/20/26	144,000	143,592
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	27,930	27,301
Series 2012-A-2, 4.00%, 10/29/24	23,719	22,835
Verizon Master Trust
Series 2022-A1A-5, 3.72%, 01/22/24 (e)	114,000	112,111
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (g)	37,598	31,649
Westlake Automobile Receivables Trust 2021-3
Series 2021-A3-3A, REMIC, 0.95%, 06/16/25	145,820	144,362
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,985,490)		3,758,842
SENIOR FLOATING RATE INSTRUMENTS 1.6%
Utilities 1.1%
Air Canada
2021 Term Loan B, 8.84%, (3 Month USD LIBOR + 3.50%), 07/27/28 (g)	23,760	23,726
Cimpress Public Limited Company
USD Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 04/29/28 (g)	35,576	34,568

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2023

	Shares/Par[1]	Value ($)
DirecTV Financing, LLC
Term Loan, 10.15%, (1 Month USD LIBOR + 5.00%), 07/22/27 (g)	30,600	29,882
Genesee & Wyoming Inc. (New)
Term Loan, 7.00%, (3 Month USD LIBOR + 2.00%), 10/29/26 (g)	49,342	49,266
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 6.90%, (1 Month USD LIBOR + 1.75%), 08/29/25 (g)	100,000	99,650
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.65%, (1 Month USD LIBOR + 2.50%), 06/13/26 (g)	40,013	39,942
Stars Group Holdings B.V. (The)
2022 USD Term Loan B, 8.41%, (3 Month Term SOFR + 3.25%), 07/04/28 (g)	9,925	9,932
Traverse Midstream Partners LLC
2017 Term Loan, 8.94%, (SOFR + 3.75%), 09/22/24 (g)	26,279	26,016
UFC Holdings, LLC
2021 Term Loan B, 8.04%, (3 Month USD LIBOR + 2.75%), 04/29/26 (g)	51,370	51,277
		364,259
Information Technology 0.2%
Peraton Corp.
Term Loan B, 9.00%, (1 Month USD LIBOR + 3.75%), 02/22/28 (g)	68,075	66,750
Consumer Discretionary 0.1%
Adient US LLC
2021 Term Loan B, 8.52%, (1 Month USD LIBOR + 3.25%), 04/30/28 (g)	50,157	50,115
Communication Services 0.1%
CSC Holdings, LLC
2022 Term Loan B6, 9.65%, (1 Month Term SOFR + 4.50%), 01/17/28 (g)	42,525	39,123
Materials 0.1%
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 8.02%, (1 Month USD LIBOR + 2.75%), 01/21/26 (g)	26,460	26,374
Total Senior Floating Rate Instruments (cost $548,929)		546,621
COMMON STOCKS 0.0%
Financials 0.0%
Nordic Aviation Capital Designated Activity Company (i)	1,215	16,251
Total Common Stocks (cost $30,702)		16,251
SHORT TERM INVESTMENTS 3.1%
Securities Lending Collateral 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio - Institutional Class, 5.11% (j)	551,023	551,023
U.S. Treasury Bill 1.4%
Treasury, United States Department of
5.19%, 08/22/23	100,000	99,281
4.55%, 11/30/23	308,000	301,295
4.70%, 02/22/24 (d)	76,000	73,471
		474,047
Investment Companies 0.1%
State Street U.S. Government Money Market Fund, 4.97% (j)	47,404	47,404
Total Short Term Investments (cost $1,073,538)		1,072,474
Total Investments 98.1% (cost $36,496,835)		33,954,226
Other Derivative Instruments 0.0%		11,597
Other Assets and Liabilities, Net 1.9%		634,945
Total Net Assets 100.0%		34,600,768

(a) Convertible security.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $3,027,653 and 8.8% of the Fund.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) All or a portion of the security was on loan as of June 30, 2023.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) Non-income producing security.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Composition as of June 30, 2023*:
Corporate Bonds and Notes	44.1%
Government and Agency Obligations	40.0
Non-U.S. Government Agency ABS	11.1
Senior Floating Rate Instruments	1.6
Common Stocks	–
Short Term Investments	3.2
Total Investments*	100.0%

*Percentages are based on market values as of June 30, 2023 and differ from the percentages shown in the Schedules of Investments, which are based on net assets.

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	9	September 2023	1,021,608	1,266	(11,217)
United States 2 Year Note	10	October 2023	2,057,170	(341)	(23,733)
United States 5 Year Note	18	October 2023	1,939,886	110	(12,198)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2023

PPM Core Plus Fixed Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States Long Bond	15	September 2023	1,895,211	11,250	8,383
United States Ultra Bond	8	September 2023	1,100,262	10,000	(10,513)
				22,285	(49,278)
Short Contracts
United States 10 Year Ultra Bond	(36)	September 2023	(4,255,258)	(10,688)	(8,492)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2023

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 90.4%
Energy 16.1%
Antero Midstream Partners LP
5.75%, 03/01/27 (a)	89,000	85,738
5.38%, 06/15/29 (a)	112,000	104,005
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	316,000	305,652
Baytex Energy Corp.
8.50%, 04/30/30 (a)	172,000	168,051
Bip-V Chinook
5.50%, 06/15/31 (a)	335,000	301,189
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	66,000	66,714
6.63%, 07/15/26 (a)	36,000	35,609
Buckeye Partners, L.P.
5.85%, 11/15/43	74,000	55,691
5.60%, 10/15/44	12,000	8,822
Callon Petroleum Company
6.38%, 07/01/26 (b)	197,000	191,640
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	144,000	118,807
5.95%, 06/30/33 (a)	42,000	42,142
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	232,000	227,814
Civitas Resources, Inc.
8.75%, 07/01/31 (a)	114,000	115,744
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	124,000	116,882
DT Midstream, Inc.
4.38%, 06/15/31 (a)	16,000	13,795
Enerflex Ltd.
9.00%, 10/15/27 (a)	175,000	170,533
Energean Israel Finance Ltd
4.88%, 03/30/26 (c)	249,000	231,259
Energy Transfer LP
6.50%, (100, 08/15/26) (d)	19,000	17,160
6.75%, (100, 05/15/25) (d)	67,000	60,229
7.13%, (100, 05/15/30) (d)	39,000	33,168
Enlink Midstream, LLC
6.50%, 09/01/30 (a)	25,000	24,972
EQM Midstream Partners, LP
4.13%, 12/01/26	102,000	94,736
7.50%, 06/01/27 (a)	53,000	53,520
6.50%, 07/01/27 (a)	65,000	64,104
4.50%, 01/15/29 (a)	67,000	59,791
4.75%, 01/15/31 (a)	80,000	70,038
Hilcorp Energy I, L.P.
6.25%, 11/01/28 - 04/15/32 (a)	223,000	207,666
5.75%, 02/01/29 (a)	38,000	34,628
6.00%, 04/15/30 (a)	47,000	42,865
Husky Energy Inc.
13.00%, 02/15/25 (a) (e)	250,000	227,755
ITT Holdings LLC
6.50%, 08/01/29 (a)	270,000	226,921
Kinetik Holdings LP
5.88%, 06/15/30 (a)	151,000	143,598
Nabors Industries Ltd.
7.50%, 01/15/28 (a)	73,000	64,025
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	122,000	116,046
Noble Finance II LLC
8.00%, 04/15/30 (a)	30,000	30,469
NuStar Logistics, L.P.
6.00%, 06/01/26	53,000	51,700
5.63%, 04/28/27	107,000	102,855
Occidental Petroleum Corporation
6.95%, 07/01/24	59,000	59,572
8.88%, 07/15/30	50,000	57,453
6.45%, 09/15/36	41,000	42,206
7.95%, 06/15/39	34,000	38,585
Ovintiv Canada ULC
5.65%, 05/15/28	87,000	85,387
6.25%, 07/15/33	48,000	47,380
PDV America, Inc.
9.25%, 08/01/24 (a)	109,000	109,055
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a)	118,000	117,470
Southwestern Energy Company
8.38%, 09/15/28	60,000	62,576
5.38%, 02/01/29 - 03/15/30	145,000	135,708
4.75%, 02/01/32	132,000	116,617
Transocean Inc
8.00%, 02/01/27 (a)	100,000	90,678
8.75%, 02/15/30 (a)	38,000	38,584
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)	121,000	123,511
USA Compression Finance Corp.
6.88%, 09/01/27	87,000	83,100
Var Energi ASA
8.00%, 11/15/32 (a)	125,000	132,732
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)	86,000	87,467
8.38%, 06/01/31 (a)	86,000	86,835
		5,601,249
Consumer Discretionary 14.4%
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	91,000	88,449
Bath & Body Works, Inc.
6.88%, 11/01/35	57,000	52,169
Caesars Entertainment, Inc.
7.00%, 02/15/30 (a)	89,000	89,433
Carnival Corporation
5.75%, 03/01/27 (a)	421,000	387,288
4.00%, 08/01/28 (a)	266,000	235,638
CDI Escrow Issuer Inc
5.75%, 04/01/30 (a)	142,000	132,355
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	28,000	26,018
Clarios Global LP
8.50%, 05/15/27 (a) (b)	144,000	144,378
Dana Incorporated
5.38%, 11/15/27	27,000	25,750
5.63%, 06/15/28 (b)	58,000	54,867
4.25%, 09/01/30	8,000	6,714
4.50%, 02/15/32	150,000	124,445
EG Global Finance PLC
8.50%, 10/30/25 (a)	162,000	157,954
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	88,000	87,610
Ford Motor Company
6.63%, 10/01/28	52,000	53,294
9.63%, 04/22/30	40,000	46,503
5.29%, 12/08/46	39,000	32,042
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	238,000	225,326
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	32,000	28,406
4.88%, 07/01/31 (a)	69,000	57,892
IHOL Verwaltungs GmbH
6.00%, 05/15/27 (a) (e)	55,000	51,827
6.38%, 05/15/29 (a) (e)	104,000	97,147
International Game Technology PLC
5.25%, 01/15/29 (a)	71,000	67,158
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	126,000	112,231
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	91,000	91,303
5.50%, 07/15/29 (a)	199,000	170,807
LKQ Corporation
6.25%, 06/15/33 (a)	45,000	45,304
Macys Retail Holdings
5.88%, 03/15/30 (a) (b)	81,000	72,162
6.13%, 03/15/32 (a) (b)	174,000	152,402
Magic Mergeco, Inc.
5.25%, 05/01/28 (a)	91,000	73,481
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	251,000	198,877

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2023

	Shares/Par[1]	Value ($)
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28	48,000	43,339
4.50%, 06/15/29 (a)	94,000	81,082
MCE Finance Limited
5.38%, 12/04/29 (a)	262,000	215,021
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (a)	113,000	100,090
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	97,642	97,887
Odeon Finco PLC
12.75%, 11/01/27 (a)	53,000	52,194
PetSmart, Inc.
7.75%, 02/15/29 (a)	144,000	143,148
PM General Purchaser LLC
9.50%, 10/01/28 (a)	229,000	224,967
QVC, Inc.
4.38%, 09/01/28	78,000	44,806
5.45%, 08/15/34	88,000	41,800
Royal Caribbean Cruises Ltd.
7.25%, 01/15/30 (a)	90,000	91,334
Sands China Ltd
3.35%, 03/08/29 (f) (g)	119,000	99,054
3.75%, 08/08/31 (f) (g)	109,000	88,582
Scientific Games International, Inc.
7.00%, 05/15/28 (a)	57,000	56,886
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	26,000	25,235
Staples, Inc.
7.50%, 04/15/26 (a)	156,000	128,550
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	61,000	53,899
10.50%, 05/15/29 (a)	93,000	71,591
Travel + Leisure Co.
6.00%, 04/01/27 (f) (g)	41,000	39,736
4.50%, 12/01/29 (a)	77,000	66,058
4.63%, 03/01/30 (a)	23,000	19,466
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	54,000	52,650
		5,026,605
Financials 13.5%
Acrisure, LLC
7.00%, 11/15/25 (a)	221,000	213,928
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a) (b)	117,000	118,207
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)	36,000	36,951
Benteler International Aktiengesellschaft
10.50%, 05/15/28 (a)	85,000	85,757
Citigroup Inc.
5.00%, (100, 09/12/24) (d)	191,000	177,892
Corebridge Financial, Inc.
6.88%, 12/15/52	88,000	84,285
Dana Financing Luxembourg S.a r.l.
5.75%, 04/15/25 (a)	14,000	13,808
Deutsche Bank Aktiengesellschaft
4.88%, 12/01/32	300,000	253,330
EG Global Finance PLC
6.75%, 02/07/25 (a)	213,000	206,344
Ford Motor Credit Company LLC
5.13%, 06/16/25	83,000	80,608
6.95%, 06/10/26	125,000	125,639
4.27%, 01/09/27	364,000	337,085
2.90%, 02/10/29	247,000	204,678
7.20%, 06/10/30	125,000	126,282
HUB International Limited
7.00%, 05/01/26 (a)	81,000	80,856
Icahn Enterprises L.P.
6.25%, 05/15/26	199,000	181,307
5.25%, 05/15/27	198,000	170,728
4.38%, 02/01/29	107,000	84,364
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (e)	23,000	17,373
Markel Group Inc.
6.00%, (100, 06/01/25) (d)	99,000	95,744
Morgan Stanley
5.25%, 04/21/34	113,000	111,463
Navient Corporation
6.13%, 03/25/24	88,000	87,219
NFP Corp.
7.50%, 10/01/30 (a)	58,000	56,249
OneMain Finance Corporation
6.13%, 03/15/24	122,000	121,565
6.88%, 03/15/25	28,000	27,694
7.13%, 03/15/26	42,000	41,344
3.50%, 01/15/27	202,000	173,704
3.88%, 09/15/28	69,000	56,424
5.38%, 11/15/29	81,000	69,164
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	183,000	173,501
5.75%, 09/15/31 (a)	273,000	222,373
PRA Group, Inc.
8.38%, 02/01/28 (a)	119,000	107,874
Stena International S.A R.L.
6.13%, 02/01/25 (a)	177,000	172,930
The PNC Financial Services Group, Inc.
6.25%, (100, 03/15/30) (d)	119,000	107,098
The Toronto-Dominion Bank
8.13%, 10/31/82 (h)	80,000	81,680
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	107,250	106,523
UBS Group AG
4.88%, (100, 02/12/27) (a) (d)	132,000	105,827
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a)	54,000	48,527
6.38%, 02/01/30 (a)	145,000	116,754
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (a)	46,000	37,240
		4,720,319
Communication Services 12.8%
Altice Financing S.A.
5.75%, 08/15/29 (a)	337,000	260,856
Altice France
6.00%, 02/15/28 (a)	43,000	20,952
Altice France Holding S.A.
5.50%, 10/15/29 (a)	165,000	118,600
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (a) (b)	161,000	113,544
Arches Buyer Inc.
6.13%, 12/01/28 (a)	12,000	10,347
CCO Holdings, LLC
5.13%, 05/01/27 (a)	67,000	62,308
5.38%, 06/01/29 (a)	338,000	305,611
4.75%, 03/01/30 - 02/01/32 (a)	171,000	140,881
4.25%, 02/01/31 - 01/15/34 (a)	231,000	180,086
4.50%, 05/01/32	69,000	54,882
Clear Channel International B.V.
6.63%, 08/01/25 (a)	53,000	52,820
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	27,000	21,180
7.50%, 06/01/29 (a)	127,000	94,095
Connect Finco SARL
6.75%, 10/01/26 (a)	114,000	110,611
CSC Holdings, LLC
5.25%, 06/01/24 (b)	150,000	139,530
5.38%, 02/01/28 (a)	35,000	28,221
5.75%, 01/15/30 (a)	353,000	166,669
Diamond Sports Group, LLC
0.00%, 08/15/26 (a) (i) (j)	61,000	2,017
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	322,000	291,562
DISH DBS Corporation
7.75%, 07/01/26	212,000	130,016
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	74,000	72,305
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (a)	58,000	50,040
Gray Television, Inc.
4.75%, 10/15/30 (a)	69,000	45,433

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2023

	Shares/Par[1]	Value ($)
5.38%, 11/15/31 (a)	196,000	130,653
Hughes Satellite Systems Corporation
6.63%, 08/01/26	51,000	47,848
iHeartCommunications, Inc.
6.38%, 05/01/26	24,565	20,696
8.38%, 05/01/27	47,651	31,744
5.25%, 08/15/27 (a)	97,000	74,185
4.75%, 01/15/28 (a) (b)	31,000	23,401
Iliad Holding
7.00%, 10/15/28 (a)	185,000	170,704
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	120,000	113,510
Level 3 Financing, Inc.
3.88%, 11/15/29 (a) (b)	117,000	93,293
10.50%, 05/15/30 (a) (b)	7,000	7,106
Liberty Media Corporation
8.25%, 02/01/30	153,000	53,917
Sirius XM Radio Inc.
4.13%, 07/01/30 (a)	118,000	96,401
3.88%, 09/01/31 (a)	115,000	88,947
Sprint Capital Corporation
6.88%, 11/15/28	59,000	62,561
Sprint Corporation
7.88%, 09/15/23	16,000	16,049
7.13%, 06/15/24	85,000	85,820
7.63%, 03/01/26	16,000	16,616
Stagwell Inc.
5.63%, 08/15/29 (a)	262,000	225,508
Telecom Italia SPA
5.30%, 05/30/24 (a)	53,000	51,551
Telesat Canada
5.63%, 12/06/26 (a)	121,000	74,610
6.50%, 10/15/27 (a)	126,000	53,082
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	94,000	66,631
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (a)	179,000	150,389
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (a)	265,000	220,785
		4,448,573
Industrials 10.6%
Air Canada
3.88%, 08/15/26 (a)	94,000	87,145
American Airlines, Inc.
7.25%, 02/15/28 (a)	230,000	228,761
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (a)	183,000	170,526
Bombardier Inc.
7.50%, 03/15/25 (a)	14,000	14,036
7.13%, 06/15/26 (a)	145,000	144,035
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	193,000	167,986
Cimpress NV
7.00%, 06/15/26	197,000	178,792
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	70,000	71,409
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	300,000	296,005
9.75%, 08/01/27 (a)	34,000	35,233
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	129,000	110,124
Howmet Aerospace Inc.
6.88%, 05/01/25	2,000	2,032
Imola Merger Corporation
4.75%, 05/15/29 (a)	134,000	116,852
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	249,000	213,583
Labl, Inc.
9.50%, 11/01/28 (a)	53,000	53,964
Masonite International Corporation
5.38%, 02/01/28 (a)	44,000	41,879
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26	63,137	54,206
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (a)	58,000	58,715
Pitney Bowes Inc.
6.88%, 03/15/27 (a) (b)	144,000	106,600
Rand Parent LLC
8.50%, 02/15/30 (a)	128,000	115,895
Regal Rexnord Corporation
6.05%, 04/15/28 (a) (g)	88,000	87,440
Rolls-Royce PLC
5.75%, 10/15/27 (a)	184,000	179,972
Sensata Technologies B.V.
4.00%, 04/15/29 (a)	141,000	125,506
Summit Materials, LLC
5.25%, 01/15/29 (a)	93,000	87,946
Terex Corporation
5.00%, 05/15/29 (a)	119,000	111,383
TransDigm Inc.
6.25%, 03/15/26 (a)	289,000	287,590
6.75%, 08/15/28 (a)	89,000	89,474
Transdigm UK Holdings PLC
6.88%, 05/15/26	32,000	31,771
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	145,000	148,154
4.50%, 08/15/29 (a)	56,000	51,546
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	146,000	139,146
XPO, Inc.
7.13%, 06/01/31 (a)	86,000	86,708
		3,694,414
Health Care 7.1%
Bausch Health Companies Inc.
6.13%, 02/01/27 (a)	73,000	46,736
4.88%, 06/01/28 (a)	26,000	15,480
Centene Corporation
2.50%, 03/01/31	30,000	23,899
DaVita Inc.
3.75%, 02/15/31 (a)	315,000	252,610
IQVIA Inc.
5.00%, 05/15/27 (a)	78,000	75,130
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (a)	163,000	151,398
4.38%, 02/15/27 (a)	188,000	146,940
5.38%, 01/15/29 (a)	84,000	49,641
Molina Healthcare, Inc.
3.88%, 05/15/32 (a)	62,000	51,998
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	94,000	81,758
5.25%, 10/01/29 (a)	152,000	131,939
Organon & Co.
5.13%, 04/30/31 (a)	201,000	165,797
Owens & Minor, Inc.
6.63%, 04/01/30 (a) (b)	263,000	238,639
Perrigo Finance Unlimited Company
4.65%, 06/15/30 (f) (g)	97,000	85,845
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/30	175,000	172,997
Royalty Pharma PLC
2.20%, 09/02/30	109,000	87,693
Tenet Healthcare Corporation
4.88%, 01/01/26	111,000	108,139
4.63%, 06/15/28 (c)	34,000	31,770
4.25%, 06/01/29	130,000	117,444
4.38%, 01/15/30	50,000	45,117
6.13%, 06/15/30	123,000	121,211
6.75%, 05/15/31 (a)	88,000	88,499
Teva Pharmaceutical Finance Netherlands III B.V.
8.13%, 09/15/31 (b)	173,000	180,937
		2,471,617
Consumer Staples 6.2%
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	163,000	152,473

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2023

	Shares/Par[1]	Value ($)
Ashtead Capital, Inc.
5.50%, 08/11/32 (a)	125,000	120,948
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	46,000	43,481
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a)	203,000	176,193
Kraft Heinz Foods Company
4.63%, 10/01/39	137,000	123,995
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (a)	115,000	116,541
Marb Bondco PLC
3.95%, 01/29/31 (a)	280,000	200,232
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	189,000	74,647
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)	84,000	71,593
Neptune BidCo US Inc.
9.29%, 04/15/29 (a)	188,000	172,643
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	82,000	80,970
4.25%, 04/15/31	266,000	228,227
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (a)	26,000	25,772
6.25%, 01/15/28 (a)	214,000	200,391
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	116,000	98,790
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	202,000	167,390
Verscend Escrow Corp
9.75%, 08/15/26 (a)	92,000	92,106
		2,146,392
Information Technology 4.0%
Alteryx, Inc.
8.75%, 03/15/28 (a) (b)	116,000	113,943
AMS-Osram AG
7.00%, 07/31/25 (a)	208,000	183,317
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	42,000	37,570
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	29,000	28,978
Commscope Finance LLC
6.00%, 03/01/26 (a)	51,000	47,725
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	72,000	66,859
5.95%, 06/15/30 (a)	151,000	144,921
Goto Group, Inc.
5.50%, 09/01/27 (a)	117,000	65,308
NCR Corporation
5.75%, 09/01/27 (a)	88,000	87,994
5.13%, 04/15/29 (a)	103,000	91,189
6.13%, 09/01/29 (a)	87,000	87,098
Open Text Corporation
3.88%, 02/15/28 (a)	70,000	61,627
3.88%, 12/01/29 (a)	98,000	81,936
4.13%, 02/15/30 (a)	134,000	114,051
Seagate HDD Cayman
8.25%, 12/15/29 (a)	18,000	18,808
8.50%, 07/15/31 (a)	24,000	25,185
ViaSat, Inc.
5.63%, 09/15/25 (a)	104,000	100,796
6.50%, 07/15/28 (a)	49,000	41,466
		1,398,771
Materials 3.2%
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a) (b)	123,000	78,805
CEMEX S.A.B. de C.V.
9.13%, (100, 03/14/28) (a) (d)	86,000	87,284
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (a)	153,000	149,198
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	76,000	75,861
6.88%, 10/15/27 (a)	233,000	227,164
FMG Resources (August 2006) Pty Ltd
6.13%, 04/15/32 (a)	126,000	119,765
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a)	145,000	122,455
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	54,000	52,768
Olin Corporation
5.63%, 08/01/29 (b)	125,000	120,466
Sealed Air Corporation
6.13%, 02/01/28 (a)	33,000	32,755
Trinseo Materials Operating S.C.A.
5.13%, 04/01/29 (a)	122,000	58,392
		1,124,913
Utilities 2.3%
Calpine Corporation
4.50%, 02/15/28 (a)	76,000	68,803
5.13%, 03/15/28 (a)	132,000	118,277
5.00%, 02/01/31 (a)	45,000	37,224
DPL Inc.
4.13%, 07/01/25	71,000	67,917
Pacific Gas And Electric Company
3.25%, 06/01/31	106,000	86,268
5.90%, 06/15/32	49,000	47,187
6.15%, 01/15/33	30,000	29,663
PG&E Corporation
5.00%, 07/01/28 (b)	53,000	48,652
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	128,000	123,308
5.00%, 07/31/27 (a)	143,000	134,102
4.38%, 05/01/29 (a)	26,000	22,757
4.30%, 07/15/29 (a)	21,000	18,689
		802,847
Real Estate 0.2%
VICI Properties Inc.
4.25%, 12/01/26 (a)	56,000	52,486
Total Corporate Bonds And Notes (cost $33,173,003)		31,488,186
SENIOR FLOATING RATE INSTRUMENTS 3.7%
Utilities 3.2%
888 Acquisitions Limited
USD Term Loan B, 10.21%, (3 Month Term SOFR + 5.25%), 07/18/28 (k)	149,348	137,624
Allen Media, LLC
2021 Term Loan B, 10.89%, (3 Month USD LIBOR + 5.50%), 02/10/27 (e) (k)	96,265	82,891
First Brands Group LLC
Term Loan, 0.00%, (SOFR + 5.00%), 03/30/27 (k) (l)	102,000	99,577
Great Outdoors Group, LLC
2021 Term Loan B1, 8.90%, (1 Month USD LIBOR + 3.75%), 02/26/28 (k)	185,783	184,157
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.44%, (SOFR + 4.25%), 01/25/29 (k)	49,006	48,760
Lonza Group AG
USD Term Loan B, 9.08%, (3 Month USD LIBOR + 4.00%), 04/29/28 (k)	80,448	67,800
Michaels Companies, Inc.
2021 Term Loan B, 9.41%, (3 Month USD LIBOR + 4.25%), 04/08/28 (k)	71,324	62,997
Mileage Plus Holdings LLC
2020 Term Loan B, 10.76%, (3 Month USD LIBOR + 5.25%), 12/31/23 (k)	39,360	40,844
PMHC II, Inc.
2022 Term Loan B, 9.30%, (3 Month Term SOFR + 4.25%), 02/03/29 (k)	98,875	86,886
Roper Industrial Products Investment Company LLC
USD Term Loan , 9.40%, (SOFR + 4.50%), 11/22/29 (k)	50,000	49,750
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 9.66%, (3 Month USD LIBOR + 4.50%), 06/20/24 (k)	156,990	139,677
Stars Group Holdings B.V. (The)
2022 USD Term Loan B, 8.41%, (3 Month Term SOFR + 3.25%), 07/04/28 (k)	73,875	73,925

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2023

	Shares/Par[1]	Value ($)
United Airlines, Inc.
2021 Term Loan B, 9.29%, (3 Month USD LIBOR + 3.75%), 04/14/28 (k)	42,090	42,009
		1,116,897
Consumer Discretionary 0.3%
Clarios Global LP
2023 Incremental Term Loan, 8.90%, (1 Month Term SOFR + 3.75%), 04/20/30 (k)	97,000	96,666
Information Technology 0.2%
Peraton Corp.
Term Loan B, 9.00%, (1 Month USD LIBOR + 3.75%), 02/22/28 (k)	80,103	78,545
Total Senior Floating Rate Instruments (cost $1,324,416)		1,292,108
COMMON STOCKS 0.3%
Energy 0.2%
MPLX LP	2,200	74,668
Financials 0.1%
Nordic Aviation Capital Designated Activity Company (i)	1,868	24,984
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (i)	8,143	11,156
iHeartMedia, Inc. - Class A (i)	3,283	11,950
		23,106
Total Common Stocks (cost $220,712)		122,758
SHORT TERM INVESTMENTS 7.5%
Securities Lending Collateral 5.6%
State Street Navigator Securities Lending Government Money Market Portfolio - Institutional Class, 5.11% (m)	1,950,285	1,950,285
Investment Companies 1.9%
State Street U.S. Government Money Market Fund, 4.97% (m)	668,397	668,397
Total Short Term Investments (cost $2,618,682)		2,618,682
Total Investments 101.9% (cost $37,336,813)		35,521,734
Other Assets and Liabilities, Net (1.9)%		(672,225)
Total Net Assets 100.0%		34,849,509

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $23,498,781 and 67.4% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(h) Convertible security.

(i) Non-income producing security.

(j) As of June 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) This senior floating rate interest will settle after June 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Composition as of June 30, 2023*:
Corporate Bonds and Notes	88.7%
Senior Floating Rate Instruments	3.6
Common Stocks	0.3
Short Term Investments	7.4
Total Investments*	100.0%

*Percentages are based on market values as of June 30, 2023 and differ from the percentages shown in the Schedules of Investments, which are based on net assets.

PPM High Yield Core Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	12/07/21	240,924	231,259	0.7
Tenet Healthcare Corporation, 4.63%, 06/15/28	01/03/23	30,974	31,770	0.1
		271,898	263,029	0.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2023

Currency Abbreviations:

USD - United States Dollar

Abbreviations:

LIBOR - London Interbank Offered Rate
MLP - MERRILL LYNCH, PIERCE, FENNER, & SMITH
MBS - Mortgage-Backed Security
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in contracts.

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Assets and Liabilities (Unaudited)

June 30, 2023

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Assets
Investments, at value	$33,954,226	$35,521,734
Variation margin on futures	22,719	—
Cash	412,105	17,667
Receivable from:
Investment securities sold	1,455,443	894,693
Dividends and interest	253,821	564,194
Adviser	28,860	25,902
Other assets	14,472	39,438
Total assets	36,141,646	37,063,628
Liabilities
Variation margin on futures	11,122	—
Payable for:
Investment securities purchased	919,347	191,290
Return of securities loaned	551,023	1,950,285
Advisory fees	16,090	24,829
Administrative fees	4,023	4,514
Board of Trustees fees	1,860	2,081
Chief Compliance Officer fees	3,754	4,182
Other expenses	33,659	36,938
Total liabilities	1,540,878	2,214,119
Net assets	$34,600,768	$34,849,509
Net assets consist of:
Paid-in capital	$42,552,002	$43,652,053
Total distributable earnings (loss)	(7,951,234)	(8,802,544)
Net assets	$34,600,768	$34,849,509
Net assets - Institutional Class	$34,600,768	$34,849,509
Shares outstanding - Institutional Class	4,006,570	4,068,878
Net asset value per share - Institutional Class	$8.64	$8.56
Investments, at cost	$36,496,835	$37,336,813
Securities on loan included in
Investments, at value	541,090	1,975,851

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Operations (Unaudited)

For the Period Ended June 30, 2023

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Investment income
Dividends	$35,416	$64,896
Interest	982,846	1,977,038
Securities lending	3,196	7,807
Total investment income	1,021,458	2,049,741

Expenses
Advisory fees	99,412	152,480
Administrative fees	24,853	27,723
Legal fees	58,389	64,797
Transfer agent fees	16,519	13,861
Board of Trustees fees	34,180	37,949
Chief Compliance Officer fees	16,434	18,244
Registration and filing fees	13,707	2,053
Other expenses	9,434	10,455
Total expenses	272,928	327,562
Expense waiver	(161,086)	(133,492)
Net expenses	111,842	194,070
Net investment income (loss)	909,616	1,855,671

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	(1,904,973)	(3,442,182)
Futures contracts	(105,614)	—
Net change in unrealized appreciation
(depreciation) on:
Investments	2,479,870	4,096,584
Futures contracts	(66,459)	—
Net realized and unrealized gain (loss)	402,824	654,402
Change in net assets from operations	$1,312,440	$2,510,073

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Changes in Net Assets (Unaudited)

For the Period Ended June 30, 2023

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Operations
Net investment income (loss)	$909,616	$1,855,671
Net realized gain (loss)	(2,010,587)	(3,442,182)
Net change in unrealized appreciation
(depreciation)	2,413,411	4,096,584
Change in net assets from operations	1,312,440	2,510,073
Distributions to shareholders
From distributable earnings
Institutional Class	(908,019)	(1,855,296)
Total distributions to shareholders	(908,019)	(1,855,296)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	1,374,889	1,374,977
Reinvestment of distributions
Institutional Class	907,420	1,855,296
Cost of shares redeemed
Institutional Class	(17,295,187)	(23,893,647)
Change in net assets from
share transactions	(15,012,878)	(20,663,374)
Change in net assets	(14,608,457)	(20,008,597)
Net assets beginning of period	49,209,225	54,858,106
Net assets end of period	$34,600,768	$34,849,509

[1]Share transactions
Shares sold
Institutional Class	158,583	161,564
Reinvestment of distributions
Institutional Class	104,083	215,994
Shares redeemed
Institutional Class	(2,002,942)	(2,796,420)
Change in shares
Institutional Class	(1,740,276)	(2,418,862)
Purchases and sales of long term
investments
Purchase of securities	$23,126,031	$18,041,783
Purchase of U.S. Government securities	345,382 (a)	—
Total purchases	$23,471,413	$18,041,783
Proceeds from sales of securities	$32,642,818	$38,045,436
Proceeds from sales of U.S. Government
securities	5,867,003 (a)	—
Total proceeds from sales	$38,509,821	$38,045,436

(a)	Amounts exclude $7,388,468 and $7,736,818 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Changes in Net Assets (Unaudited)

For the Year Ended December 31, 2022

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Operations
Net investment income (loss)	$1,408,387	$3,310,083
Net realized gain (loss)	(3,288,661)	(2,626,575)
Net change in unrealized appreciation
(depreciation)	(6,150,187)	(7,782,413)
Change in net assets from operations	(8,030,461)	(7,098,905)
Distributions to shareholders
From distributable earnings
Institutional Class	(1,502,427)	(3,301,748)
Total distributions to shareholders	(1,502,427)	(3,301,748)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	1,647,195	1,647,153
Reinvestment of distributions
Institutional Class	1,501,425	3,301,748
Cost of shares redeemed
Institutional Class	(2,390,697)	(2,563,666)
Change in net assets from
share transactions	757,923	2,385,235
Change in net assets	(8,774,965)	(8,015,418)
Net assets beginning of year	57,984,190	62,873,524
Net assets end of year	$49,209,225	$54,858,106

[1]Share transactions
Shares sold
Institutional Class	171,221	173,202
Reinvestment of distributions
Institutional Class	167,594	372,211
Shares redeemed
Institutional Class	(252,570)	(269,405)
Change in shares
Institutional Class	86,245	276,008

See accompanying Notes to Financial Statements.

PPMFunds

Financial Highlights (Unaudited)

For a Share Outstanding

Net Investment Income (Loss). The net investment income (loss) per share is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation.

Ratios. Ratios are annualized for periods less than one year.

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

PPM Core Plus Fixed Income Fund

Institutional Class
06/30/23		8.56	0.16	0.08	0.24	(0.16)	—	8.64	2.78	34,601	50	(b)	0.45	1.10	3.66
12/31/22		10.24	0.25	(1.66)	(1.41)	(0.26)	(0.01)	8.56	(13.91)	49,209	86	(b)	0.45	1.07	2.73
12/31/21		10.74	0.22	(0.31)	(0.09)	(0.25)	(0.16)	10.24	(0.88)	57,984	121	(b)	0.45	1.02	2.12
12/31/20		10.40	0.27	0.76	1.03	(0.30)	(0.39)	10.74	9.98	56,325	80	(b)	0.49	0.85	2.55
12/31/19		9.85	0.31	0.71	1.02	(0.31)	(0.16)	10.40	10.51	51,333	108	(b)	0.50	0.70	3.02
12/31/18	(a)	10.00	0.15	(0.14)	0.01	(0.16)	—	9.85	0.07	50,198	25	(b)	0.50	0.78	3.30

PPM High Yield Core Fund

Institutional Class
06/30/23		8.46	0.28	0.10	0.38	(0.28)	—	8.56	4.58	34,850	36		0.70	1.18	6.69
12/31/22		10.12	0.52	(1.65)	(1.13)	(0.53)	—	8.46	(11.34)	54,858	60		0.65	1.15	5.83
12/31/21		10.08	0.51	0.04	0.55	(0.51)	—	10.12	5.60	62,874	58		0.70	1.19	5.07
12/31/20		10.09	0.51	(0.01)	0.50	(0.51)	—	10.08	5.34	57,461	82		0.69	1.01	5.30
12/31/19		9.26	0.54	0.83	1.37	(0.54)	—	10.09	15.02	55,615	78		0.70	0.85	5.50
12/31/18	(a)	10.00	0.25	(0.71)	(0.46)	(0.26)	(0.02)	9.26	(4.74)	48,121	18		0.70	0.92	5.53

(a)	The Fund commenced operations on July 16, 2018.
(b)	Portfolio turnover including dollar roll transactions for PPM Core Plus Fixed Income Fund was 31%, 113%, 118%, 165%, 114% and 66% for 2018, 2019, 2020, 2021, 2022 and 2023 respectively.

See accompanying Notes to Financial Statements.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2023

NOTE 1. ORGANIZATION

PPM Funds (the “Trust”) is an open-ended management investment company, organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated November 9, 2017, as amended and restated March 12, 2018. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended ("the 1940 Act"), and its shares are registered under the Securities Act of 1933, as amended ("the 1933 Act"). The Trust currently consists of two series, (collectively, the “Funds” and each individually a “Fund”): PPM Core Plus Fixed Income Fund and PPM High Yield Core Fund. The Funds offer only Institutional Class shares. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective, policies and strategies. The Funds are classified as diversified under the 1940 Act.

PPM America, Inc. (“PPM” or “Adviser”) serves as the investment adviser of the Funds, with responsibility for the professional investment supervision and management of the Funds. The Adviser is an indirect, wholly-owned subsidiary of Jackson Financial, Inc. (“Jackson”). Jackson National Asset Management LLC (“JNAM” or “Administrator”), an affiliate of PPM, serves as the administrator. JNAM is a wholly owned subsidiary of Jackson. Prudential plc holds a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey based Prudential Financial Inc.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with US generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust's valuation policy, procedures and guidelines (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”), on behalf of each Fund, has designated to the Administrator the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the net asset value (“NAV”) of each Fund. Further, the Board has designated the Adviser as the Valuation Designee. As the Valuation Designee, the Adviser has established a Valuation Committee (the “Valuation Committee”) and adopted the Valuation Policies and Procedures pursuant to which the Adviser determines the “fair value” of a security for which market quotations are not readily available, or are determined to be not reflective of market value.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. Consistent with legal requirements, calculation of a Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Funds’ Valuation Committee will evaluate if trading activity on other US exchanges and markets for equity securities is considered reflective of normal market activity. To the extent a NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent a NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Administrator typically uses independent pricing services to value debt securities. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Exchange-traded options are valued by approved pricing sources at the last traded price prior to the close of business on the local exchange. In the event that current day trades are unavailable, or the trade price falls outside of the current bid ask spread, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the Funds’ Valuation Policies and Procedures require the Administrator to determine the “fair value” of the contracts. Pricing services utilized to value debt instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV.

Certain of the Funds invest in foreign securities and other assets that are priced in a currency other than US dollars. For foreign securities and other assets that are priced in a currency other than US dollars, a Fund will convert the security or asset from the local currency into US dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares and, therefore, the value of portfolio securities of a Fund may change on days when shareholders will be unable to purchase or redeem the Fund's shares.

A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign equity portfolio securities used in such calculation, the Valuation Policies and Procedures authorize the Adviser, to determine the “fair value” of such foreign equity securities for purposes of calculating a Fund’s NAV. When fair valuing such foreign equity securities, the Adviser adjusts the closing prices of foreign equity portfolio securities based upon pricing models provided by a third party vendor in order to reflect the “fair value”

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2023

of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP. Dividends from net investment income are declared daily and paid monthly for PPM Core Plus Fixed Income Fund and PPM High Yield Core Fund. Distributions of net realized capital gains, if any, are declared and distributed at least annually for the Funds only to the extent they exceeded available capital loss carryovers.

Other Service Providers. State Street Bank and Trust Company (“State Street” or "Custodian") acts as custodian and securities lending agent for the Funds. The Custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

The Trust has entered into a Transfer Agency Agreement with UMB Fund Services, Inc. UMB Fund Services, Inc. is the transfer agent and dividend disbursing agent of all shares.

The Trust has entered into a Distribution Agreement with Foreside Financial Services, LLC ("Foreside" or "Distributor"). Foreside is the principal underwriter of the Funds.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become uncollectable. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2024. Management is currently evaluating the potential impacts of reference rate reform and the adoption of this ASU on the Funds’ financial statements.

In June 2022, FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify guidance in Topic 820 when measuring the fair value of equity securities subject to contractual restrictions prohibiting their sale and introduce new disclosure requirements for these securities. The amendments in this update are effective for fiscal years beginning after December 15, 2023. Management is currently evaluating the potential impacts of this ASU on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2023

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, American Depositary Receipts and Global Depositary Receipts for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2023, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	14,961,026	—	14,961,026
Government And Agency Obligations	—	13,599,012	—	13,599,012
Non-U.S. Government Agency Asset-Backed Securities	—	3,758,842	—	3,758,842
Senior Floating Rate Instruments	—	546,621	—	546,621
Common Stocks	16,251	—	—	16,251
Short Term Investments	598,427	474,047	—	1,072,474
	614,678	33,339,548	—	33,954,226
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	8,383	—	—	8,383
	8,383	—	—	8,383
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(66,153)	—	—	(66,153)
	(66,153)	—	—	(66,153)
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	31,488,186	—	31,488,186
Senior Floating Rate Instruments	—	1,292,108	—	1,292,108
Common Stocks	122,758	—	—	122,758
Short Term Investments	2,618,682	—	—	2,618,682
	2,741,440	32,780,294	—	35,521,734

1 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2023.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street. Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US Government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US Government securities; US Government agencies’ debt securities; and US Government-sponsored agencies’ debt securities and mortgage-backed

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2023

securities. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the 1940 Act. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are included in Investments, at value on the Statements of Assets and Liabilities. The value of securities on loan is included in Investments, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.

US Government Securities. Certain Funds may invest in securities issued or guaranteed by the US Government or its agents or instrumentalities. Some US Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the US Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the US Department of the Treasury (“US Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the US Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. US Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the US Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the US Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US Government.

FNMA and FHMLC have been operating as going concerns in a conservatorship overseen by the Federal Housing Finance Agency ("FHFA")  since 2008. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. However, each remains liable for all of its obligations, including its guarantees, associated with its mortgage-backed securities. In connection with the conservatorship, the US Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the US Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The US Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.

Unregistered Securities. The Funds may own certain investment securities that are unregistered and thus restricted as to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (Junior loans) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets or Payable for Investment securities purchased in the Statements of Assets and Liabilities, as applicable, and Net change in unrealized appreciation (depreciation) on investments in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the Custodian and managed pursuant to the terms of the agreement. US Treasury Bills and US dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable for Deposits with brokers and counterparties or Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Counterparty Agreements. Certain Funds enter into various types of agreements with counterparties, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. A Fund may net exposure and collateralize multiple transaction types governed by the same agreement with the same

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counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the agreements.

These agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Adviser attempts to limit counterparty risk by only entering into agreements with counterparties that the Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by PPM and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election of early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts. A Fund may buy and sell futures on, among other things, financial instruments, individual equity securities, securities indices, interest rates, currencies and inflation indices. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2023. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2023. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume for the period ended June 30, 2023.

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Notes to Financial Statements (Unaudited)

June 30, 2023

PPM Core Plus Fixed Income Fund Derivative Strategies - The Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates.

PPM Core Plus Fixed Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
[1] Variation margin on futures/futures options contracts	—	—	—	—	22,719	22,719
Total derivative instruments assets	—	—	—	—	22,719	22,719
Derivative instruments liabilities:
[1] Variation margin on futures/futures options contracts	—	—	—	—	11,122	11,122
Total derivative instruments liabilities	—	—	—	—	11,122	11,122
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	(105,614)	(105,614)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(66,459)	(66,459)

PPM Core Plus Fixed Income Fund – Average Derivative Volume2

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	10,052,144	—	—	—	—	—

1 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

2 The derivative instruments outstanding as of June 30, 2023, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2023, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

Pledged Collateral. The following table summarizes cash and securities collateral pledged for the Funds at June 30, 2023:

		Futures Contracts
	Counterparties	Pledged or Segregated Cash($)
PPM Core Plus Fixed Income Fund	MLP	107,866

None of the futures contracts held by the Funds are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statements of Assets and Liabilities as of June 30, 2023. Net exposure to the Funds for futures contracts is the variation margin in addition to any collateral pledged for the initial margin on the futures contracts.

NOTE 7. INVESTMENT RISKS AND REGULATORY MATTERS

The Funds' risks include, but are not limited to, the following:

Corporate Loan, Sovereign Entity Loan, and Bank Loan Risk. Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as loans or bank loans. Borrowers generally pay interest on corporate loans at “floating” rates comprised of (i) a benchmark rate that changes in response to changes in market interest rates plus (ii) the spread. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and a Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, a Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, a Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Credit Risk. Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. A Fund could lose money if the issuer or guarantor of a fixed-income

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June 30, 2023

security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Distressed Debt Risk. A Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). Such distressed debt securities involve substantial risk in addition to the risks of investing in lower-grade debt securities. To the extent that a Fund invests in distressed debt, a Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

High Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk. High yield bonds, lower-rated bonds, and certain unrated securities are broadly referred to as “junk bonds” and are considered below “investment-grade” by a nationally recognized statistical rating organization (“NRSRO”). Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High yield bonds may be subject to liquidity risk, and a Fund may not be able to sell a high yield bond at the price at which it is currently valued.

Income Risk. A Fund is subject to the risk that the income generated from a Fund’s investments may decline in the event of falling interest rates. Income risk may be high if a Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. A Fund’s distributions to shareholders may decline when interest rates fall.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage Risk. Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause a Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to increase a Fund’s potential gains and losses in comparison to the amount of a Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause a Fund’s portfolio to be more volatile. If a Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

Liquidity Risk. Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if a Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, a Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, adverse investor sentiment, regional and global health epidemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Mortgage-Related Securities Risk. Mortgage-related securities are generally more sensitive to changes in interest rates and may exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns. Rising interest rates and falling property prices may increase the likelihood that individuals and entities will fall behind or fail to make payments on their mortgages. When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid. A number of mortgage defaults could lead to a decline in the value of the securities.

US Government Securities Risk. Obligations issued by agencies and instrumentalities of the US Government vary in the level of support they receive from the US Government. They may be: (i) supported by the full faith and credit of the US Treasury; (ii) supported by the right of the issuer to borrow from the US Treasury; (iii) supported by the discretionary authority of the US Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some US Government Securities may greatly exceed their current resources or their legal right to receive support from the US Treasury.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has entered into an Investment Advisory and Management Agreement (the "Investment Advisory Agreement") with PPM. Subject to the oversight of the Board, PPM is responsible for managing the affairs of the Trust including, but not limited to, continuously providing the Trust with investment advice and business management to the Funds. Pursuant to the Investment Advisory Agreement, PPM receives an annual fee accrued daily and payable monthly, at an annual rate of 0.40% of the average daily net assets of PPM Core Plus Fixed Income Fund and 0.55% of the average daily net assets of PPM High Yield Core Fund.

The Trust has entered into an Administration Agreement with JNAM, an affiliate of PPM. Pursuant to the Administration Agreement, JNAM receives an annual fee accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. In return for the fees paid under the Administration Agreement, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. This

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Notes to Financial Statements (Unaudited)

June 30, 2023

includes, among other things, fund accounting; calculation of the daily NAV of each Fund; monitoring the Funds’ expense accruals; calculating monthly total return; prospectus and statement of additional information compliance monitoring; preparing certain financial statements of the Trust; and preparing the Trust’s regulatory filings. In addition, JNAM, at its own expense, arranges for legal, audit, custody (except overdraft and interest expense), printing and mailing of financial statements and prospectuses, a portion of the Chief Compliance Officer costs, and other services necessary for the operation of the Funds. Each Fund is responsible for investment advisory services; transfer agency services; trading expenses including brokerage commissions; interest expenses; taxes; costs and expenses associated with short sales; nonrecurring and extraordinary expenses; registration fees; license fees; directors’ and officers’ insurance; the fees and expenses of the independent Trustees; independent legal counsel to the independent Trustees; and a portion of the costs associated with the Chief Compliance Officer.

Advisory Fee Waivers. The Trust and the Adviser have entered into an Expense Limitation Agreement whereby PPM has contractually agreed to waive a portion of its management fee and/or reimburse expenses for each of the Funds to the extent necessary to limit the annualized ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, dividend and interest expenses related to short sales, indirect expenses of investing in other investment companies, and extraordinary expenses) to 0.45% for PPM Core Plus Fixed Income Fund and 0.70% for PPM High Yield Core Fund. Any waived amounts are not subject to future recoupment by the Adviser.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which PPM serves as the Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Chief Compliance Officer. Rule 17a-7 trades are executed at current market price at the time of the transaction. There were no 17a-7 transactions for the period ended June 30, 2023.

NOTE 9. INCOME TAX MATTERS

Each Fund is treated as a separate tax payer for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company ("RIC") and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required.

The following information for the Funds is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or Real Estate Investment Trust ("REIT") securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2022, the following Funds had capital loss carryforwards available for US federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
PPM Core Plus Fixed Income Fund	1,581,931	1,353,166	2,935,097
PPM High Yield Core Fund	884,099	1,296,061	2,180,160

At December 31, 2022, the Funds’ last fiscal year end, the following Funds had capital, currency and/or PFIC mark-to-market losses realized after October 31, 2022 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2023:

Amount($)
PPM Core Plus Fixed Income Fund	418,622
PPM High Yield Core Fund	1,357,315

As of June 30, 2023, the cost of investments and the components of net unrealized appreciation (depreciation) for the Funds were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
PPM Core Plus Fixed Income Fund	36,510,419	98,185	(2,654,378)	(2,556,193)
PPM High Yield Core Fund	37,360,669	395,177	(2,234,112)	(1,838,935)

As of June 30, 2023, the components of net unrealized appreciation (depreciation) for derivatives were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
PPM Core Plus Fixed Income Fund
Futures/Futures Options Contracts	(57,770)	—	—	—

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Notes to Financial Statements (Unaudited)

June 30, 2023

The tax character of distributions paid during the Funds’ fiscal year ended December 31, 2022 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
PPM Core Plus Fixed Income Fund	1,450,035	52,392	—
PPM High Yield Core Fund	3,301,748	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2019, 2020, 2021 and 2022 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2023.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there were no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

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Additional Disclosures (Unaudited)

June 30, 2023

Expense Example. As a shareholder of a Fund or Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

Expenses Using Actual Fund Return. This section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses Using Hypothetical 5% Return. The section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Expenses Using Hypothetical 5% Return” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)†
PPM Core Plus Fixed Income Fund
Institutional Class	0.45	1,000.00	1,027.80	2.26	1,000.00	1,022.56	2.26
PPM High Yield Core Fund
Institutional Class	0.70	1,000.00	1,045.80	3.55	1,000.00	1,021.32	3.51

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request by calling the Funds toll-free at 1-844-446-4PPM (1-844-446-4776).

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available without charge (1) by calling 1-844-446-4PPM (1-844-446-4776), (2) by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, (3) online at www.ppmamerica.com/ppmfunds, and (4) by visiting the SEC’s website at www.sec.gov.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available without charge (1) by calling 1-844-446-4PPM, (2) by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, and (3) online at www.ppmamerica.com/ppmfunds.

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, PPM Funds (the “Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Liquidity Committee, a committee comprised of representatives of the Trust’s investment adviser, PPM America, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Liquidity Committee to oversee the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect the Liquidity Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 18, 2023, the Trustees received a report from the Liquidity Committee regarding the design and operational effectiveness of the Program during the prior calendar year. The Liquidity Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Liquidity Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Liquidity Committee further noted that no significant change was made to the Funds’ liquidity classifications during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

Privacy Policy

PPM America, Inc., PPM Loan Management Company 2, LLC and PPM Funds (collectively, “PPM”, “we”, “us” or “our”, as applicable) are committed to keeping nonpublic information about clients and potential clients secure and confidential. We do not disclose your information to anyone except as required by law, described in this policy, or as you otherwise permit. Most importantly, we do not sell your information to anyone.

PERSONAL INFORMATION COLLECTED WITHIN THE PAST 12 MONTHS

Below is a list of the categories of personal information we have collected within the past 12 months. We did not necessarily collect all the specific pieces of personal information listed for any given person or category. Please note that these personal information categories are as they are set forth under California law.

Category	Collected

Identifiers such as a real name, alias, postal address, unique personal identifier, online identifier, Internet Protocol address, email address, account name, social security number, driver’s license number, passport number, or other similar identifiers.

Yes

Any categories of personal information described in Cal. Civ. Code § 1798.80(e):

“Personal information” means any information that identifies, relates to, describes, or is capable of being associated with, a particular individual, including, but not limited to, his or her name, signature, social security number, physical characteristics or description, address, telephone number, passport number, driver's license or state identification card number, insurance policy number, education, employment, employment history, bank account number, or any other financial information, medical information, or health insurance information. “Personal information” does not include publicly available information that is lawfully made available to the general public from federal, state, or local government records.

Yes

Characteristics of protected classifications under California or federal law: sexual orientation; race; national origin; medical conditions; disability (physical or mental); genetic information; military or veteran status; status as a victim of domestic violence assault, or stalking; gender identity and gender expression; color; religion; sex (including pregnancy, childbirth, and related medical conditions); age (40 or older); marital status; political affiliates or activities.

Yes
Commercial information, including records of personal property, products or services purchased, obtained, or considered, or other purchasing or consuming histories or tendencies.	Yes
Biometric information.	Yes

Internet or other electronic network activity information, including, but not limited to, browsing history, search history, and information regarding a consumer’s interaction with an Internet Web site, application, or advertisement.

Yes
Geolocation data.	No
Audio, electronic, visual, thermal, olfactory, or similar information.	No
Professional or employment-related information.	No

Education information, defined as information that is not publicly available personally identifiable information as defined in the Family Educational Rights and Privacy Act (20 U.S.C. section 1232g, 34 C.F.R. Part 99).

No

Inferences drawn from any of the information identified in this chart to create a profile about a consumer reflecting the consumer’s preferences, characteristics, psychological trends, predispositions, behavior, attitudes, intelligence, abilities, and aptitudes.

No

CATEGORIES OF SOURCES FROM WHICH PERSONAL INFORMATION IS COLLECTED

We receive personal information through two primary means: information you provide us directly and information we collect automatically.

Information you provide to PPM. In the course of serving you as someone associated with a corporate or institutional client, PPM obtains personal information about you principally through requests by email or telephone. Obtaining this information is important to our ability to fulfill your requests and deliver the highest level of service. PPM also works with the third parties listed below to collect personal information that you provide on their website to access online and mobile advertisements for PPM products and services that we think may be of interest to you. We do not control and are not responsible for the actions or privacy practices of such other websites (whether accessed through an advertisement, service or content link) and urge you to review such practices prior to submitting any information to such websites.

Third Parties

LinkedIn

Digital Analytics Information. While we do not collect personal information from anyone who is merely visiting or browsing our website, to enhance our visitors' usability of the PPM website, we use digital analytics tools (e.g. Google Analytics) to understand and optimize performance. This may include, but is not limited to, the collection of IP addresses and information about what pages visited, and average time on pages. To learn more about how Google uses the information, visit

Google’s Privacy & Terms at http://policies.google.com/technologies/partner-sites.

When interacting with our PPM email marketing materials, our systems automatically log information about your interaction with that email as well as information about your computer or mobile device. For example, our system logs when you open an email from us, what links in our emails you select, your IP address, your computer or mobile device operating system name and version, browser and email client type, how long you spent on a page, and information about your use of and actions on the email newsletter. If you currently receive PPM email marketing materials but wish to stop receiving these communications, please follow the opt-out instructions contained within the email message from PPM.

BUSINESS PURPOSES FOR WHICH WE COLLECT PERSONAL INFORMATION

Use of your personal information depends on your relationship to PPM. We did not necessarily collect all the specific pieces of personal information listed above for any one specific business purpose, but rather, we used personal information, generally, in the below circumstances. Except as indicated below, PPM retains personal information pursuant to its document retention policy which is in accordance with our governing laws and regulations.

• To perform services on behalf of PPM and our clients that are reasonably necessary and proportionate for those services. For example, personal information may be needed to maintain or service accounts as would be expected by an average consumer, process or fulfill orders and transactions, process payments and transactions, verify personal information, providing financing, or similar services on behalf of PPM or its service providers.

• Performing due diligence. For example, we may need to conduct research or evaluate individuals in connection with an investment or sale on behalf of our clients or with respect to a corporate restructuring, merger or acquisition or similar proceeding.

• Pursuant to law or regulation. For example, we might use the information you provide us to verify your identity or identify individuals within your organization to help fulfill certain legal or regulatory requirements.

• Interacting with our service providers. For example, PPM may receive personal information during the course of our business relationship for onboarding, background checks, or, depending on your relationship to PPM, as required to attest to PPM’s compliance policies and code of conduct.

• As part of a corporate transaction. For example, a transaction with a successor or affiliate or in connection with any acquisition, merger or sale of assets.

• To detect security incidents. For example, to protect against malicious, deceptive, fraudulent, or illegal activity, and to prosecute those responsible for that activity.

• Verify, maintain or enhance quality of a product, service or device. For example, we provide our employees with the ability to opt-in to providing their unique biometric data as a method of authenticating their identity to unlock devices owned by PPM (i.e., fingerprint ID on iPads), pursuant to our Biometric Information Policy. However PPM does not use or have access to Biometric Identifiers stored on those devices, nor does PPM sell, lease, trade, share, disclose or disseminate, or profit from any Biometric Identifiers.

• Respond to your requests or questions, or for other purposes that do not infer characteristics. For example, we might use the information you provided us to respond to your questions or feedback.

• For those who interact with our PPM email marketing materials or our website, we collect and use your information to as indicated below.

• Provide relevant news and information, including for short-term, transient use. For example, we might use your information to customize your experience with us and help us better understand your interests and needs so that we can improve your experience with our online content or provide contextual advertising for other services.

• Improve our website, products or services. For example, we might use anonymized information to enhance your experience with us or improve content on our websites.

SHARING OR SELLING PERSONAL INFORMATION

PPM does not sell or share consumer personal information with “third parties”, as defined by California law.

DISCLOSING PERSONAL INFORMATION

In order to run our business and provide our services and products, there are occasions where we may disclose your personal information with affiliates and non-affiliated third parties that perform support services for PPM. These parties are subject to agreements that require them to maintain the confidentiality of your information and to use it only in the course of providing such services. We will also share information if you so direct or with your consent, if we are compelled by law or regulation, as part of a corporate transaction with a successor or affiliate or in connected with any acquisition, merger or sale of assets, or in other circumstances as permitted by law (for example, to protect your account from fraud). PPM has not disclosed personal information for a business purpose to “third parties”, as defined by California law, within the last 12 months.

CALIFORNIA-SPECIFIC PRIVACY RIGHTS

California-specific privacy rights. California consumers have certain privacy rights granted under the California Consumer Privacy Act (“CCPA”) This section sets out those rights and provides individuals a form to submit privacy data requests. Below is a list of privacy rights regarding your personal information under California law:

• Right to know what personal information a business has collected, including the categories of personal information, the categories of sources from which personal information is collected, the business or commercial purpose for collecting, selling, or sharing personal information, the categories of third parties to whom a business discloses personal information, and the specific pieces of personal information the business has collected.

• Right to request PPM delete your personal information that the business has collected, subject to certain exceptions.

• Right to correct inaccurate personal information that the business maintains.

• Right to opt-out of the sale or sharing of personal information, if sold or shared by a business.

• Right to limit the use or disclosure of sensitive personal information by the business if the business uses or discloses sensitive personal information for reasons other than those set forth in section 7027(m) of the CCPA.

• Right not to receive discriminatory treatment by the business for the exercise of privacy rights conferred by the CCPA, including an employee’s, applicant’s, or independent contractor’s right not to be retaliated against for the exercise of their CCPA rights.

We do not discriminate against you, for example, by offering a different level of service for exercising any of these rights. While the CCPA also provides California residents with the right to opt-out of sales or sharing of personal information to third parties, it is important to know we do not sell or share your personal information and within the last 12 months PPM has not sold or shared consumer personal information with “third parties”, as defined by California law. We have no actual knowledge that we sell or share the personal information of consumers under 16 years of age. Additionally, we do not use or disclose sensitive personal information for purposes other than as specified in section 7027(m) of the CCPA, and we do not collect or process sensitive personal information to infer characteristics.

Instructions for submitting a California consumer request. Should you or your authorized representative wish to exercise any of the above rights, please use this link to submit a request, or if you received this notice in a printed format or are otherwise unable to complete the form, please email PPMPrivacyOperations@ppmamerica.com. Upon submission of your request we will take commercially reasonable steps to verify your identity and, if applicable, your authorized agent’s identity before granting access or making any changes to your personal information. You will be required to verify your identity by providing general information such as your first name, last name, and email address. In some instances we may reach out to you directly to provide other information, such as your mailing address. Only you, or an agent authorized to act on your behalf, may make a verifiable consumer request related to your personal information.

We will make good faith efforts to provide you with access to your data when you request it, but there may be circumstances in which we need not provide access as allowed by law, including but not limited to instances where the information contains legal privilege, where your identity could not be verified, or where the information may compromise yours or others’ privacy or other legitimate rights. If we determine that access should be restricted in any particular instance, we will provide you with an explanation of why that determination has been made and a contact point for any further inquiries.

Additionally, under California Civil law, Californians are entitled to request information relating to whether a business has disclosed personal data to any third parties for the third parties’ direct marketing purposes. Californians who wish to request further information about our compliance with this statute should contact us at privacy@ppmamerica.com or at PPM America, 225 West Wacker Dr., Suite 1200, Chicago, Illinois 60606. This section on California-Specific Privacy Rights was last updated on December 30, 2022.

USE OF COOKIES

A cookie is a piece of data stored within the web browser on your computer by the websites you visit. Cookies are widely used to improve browsing experience and help websites function more efficiently. The cookies we use enable certain functionality of the website and facilitate website usage analysis. This will enable us to continually improve the website and our systems. The cookies do not hold any personal information about you. We do not associate any data gathered from cookies with any of your personal information. From our website, PPM may place cookies on your computer. There are two types of cookies that we use:

• Session cookies - these cookies are temporarily created when you visit our website. When you leave the website all session cookies are deleted.

• Persistent cookies - these cookies remain on your computer for the period of time specified in the cookie. They are activated each time you visit our website which created that particular cookie.

Many Internet browsers allow you to adjust your cookie preferences or delete existing cookies. If you set your browser to reject cookies, you should be aware that certain website features may not be available to you or may not function correctly. Certain Internet browsers may provide you the choice to set "Do Not Track" preferences, to limit the collection of information about your online activities over time and across third party websites or online services. PPM’s systems do not respond to Internet browser "do not track" signals or similar mechanisms.

LINKS TO THIRD PARTY SITES

The PPM website may contain links to other websites. We are not responsible for the privacy practices of any such other website (whether accessed through an advertisement, service or content link) and urge you to review such practices prior to submitting any information to such websites.

SAFEGUARDING INFORMATION

We recognize that information security is a crucial topic. To protect information, we've utilized an information security program to protect the integrity of our systems and applications. We implemented precautions throughout our organization, as well as our affiliates, including, where appropriate, the following: password protection, multi-factor authentication, encryption, TLS, firewalls, and internal restrictions on who may access data to protect the information we collect from loss, misuse, and unauthorized access, disclosure, alteration, and destruction.

We restrict access to personal information to authorized employees and in some cases to third parties as permitted by law. In addition to the requirements in this policy, we maintain physical, electronic and procedural safeguards to guard sensitive information. We adhere to these standards even after a business relationship ends.

CHANGES TO POLICY

This policy provides a general statement of the ways in which PPM protects your personal information. You may, however, in connection with specific products or services offered by PPM, be provided with privacy policies or statements that supplement this policy. PPM reserves the right to change its privacy policy or any supporting or related policies or procedures at any time. If there are any changes to the terms of this privacy policy, documents containing the revised policy will be updated, including our website at the PPM Privacy Policy or at http://ppmamerica.com/privacy-policy, and will be effective immediately. Contact us at privacy@ppmamerica.com should you have any questions about this privacy policy, our privacy commitments or our website.

Employees should review the Jackson Financial, Inc. Associate Privacy Notice available at https://www.jackson.com for information on the categories of personal information that may be collected from and for employees and why PPM or its affiliates collect such information.

This policy was last updated on December 30, 2022.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)  There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PPM Funds

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2023

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	August 31, 2023

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.